EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income (loss):
Income (loss) from continuing operations	$ (39,687)	$ (47,542)	$ 66,048
Income (loss) on discontinued operations, net of income taxes	103,328	(27,511)	(25,044)
Net income (loss)	63,641	(75,053)	41,004
Add: net loss attributable to noncontrolling interest	92	27	252
Net income (loss) attributable to Renren Inc.	$ 63,733	$ (75,026)	$ 41,256
Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-basic	1,118,091,879	1,151,659,545	850,670,583
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	12,648,043		50,669,798
Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-diluted	1,130,739,922	1,151,659,545	901,340,381
Net loss per ordinary share attributable to Renren Inc. shareholders - basic:
(Loss) income per ordinary share from continuing operations (in dollars per share)	$ (0.03)	$ (0.04)	$ 0.08
Income (loss) per ordinary share from discontinued operations (in dollars per share)	$ 0.09	$ (0.02)	$ (0.03)
Basic (in dollars per share)	$ 0.06	$ (0.07)	$ 0.05
Net loss per ordinary share attributable to Renren Inc. shareholders - diluted:
(Loss) income per ordinary share from continuing operations (in dollars per share)	$ (0.03)	$ (0.04)	$ 0.07
Income (loss) per ordinary share from discontinued operations (in dollars per share)	$ 0.09	$ (0.02)	$ (0.03)
Diluted (in dollars per share)	$ 0.06	$ (0.07)	$ 0.05